S-K 1603(b) Conflicts of Interest	Jan. 20, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Our management team is responsible for the management of our affairs. As described above and below, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to another entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Please see “— Directors, Director Nominees and Officers” for a description of our management’s other affiliations,

•        Our sponsor, officers and directors have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to any founder shares or private placement shares held by them if we fail to consummate our initial business combination within the completion window. However, if our initial shareholders or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement shares and private placement warrants will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our initial shareholders until the earlier of: (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions. The Sponsor may, on or before the closing of our initial business combination, distribute some or all of the founder shares held by it and such distributed shares may be released from lock-up restrictions in connection with applicable stock exchange listing requirements. With certain limited exceptions, the private placement units and the private placement warrants (and the shares underlying such warrants) will not be transferable, assignable or salable by our sponsor until immediately after the completion of our initial business combination. Since our sponsor, officers and directors will directly or indirectly own ordinary shares and private placement units following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $1,525,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.003 per share) and the $1,500,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Up to $1,500,000 of working capital loans made to us by the sponsor may be convertible into private placement warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the private placement warrants included in the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.

•        We will reimburse OJJA II, LLC, an affiliate of our sponsor, for administrative and shared personnel support services support made available to us, in an amount equal to $10,000 per month.

•        We will reimburse the sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.

•        Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

•        Our key personnel may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such key personnel was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from (i) funds held outside the trust account or (ii) permitted withdrawals. In addition, we have agreed, pursuant to the administrative services agreement with OJJA II, LLC, an affiliate of our sponsor, relating to the services described above, that we will indemnify OJJA II, LLC from any claims arising out of or relating to this offering or the company’s operations or conduct of the company’s business (including our initial business combination) or any claim against OJJA II, LLC alleging any expressed or implied management or endorsement by OJJA II, LLC of any of the company’s activities or any express or implied association between OJJA II, LLC and the company or any of its affiliates, which agreement will provide that the indemnified parties cannot access the funds held in our trust account. If we agree to pay our sponsor or a member of our management team any such fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, and in negotiating or accepting the terms of the transaction, as any such fee may not be paid unless we consummate such business combination. See “Risk Factors — We may engage one or more affiliates of our sponsor, officers or directors or their respective affiliates to provide additional services to us after this offering, which may include acting as financial advisor in connection with an initial business combination. These financial incentives may cause them to have potential conflicts of interest in rendering any such additional services to us after this offering, including, for example, in connection with the sourcing and consummation of an initial business combination.”

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Blake Masters	PSQ Holdings, Inc. Thiel Foundation	Internet Marketplace Nonprofit	Board Member Board Member
Joe Voboril	Farvahar Partners(2) 1789 Capital(3)	Investing Investing	Principal Partner and Head of Research
Andrew Nasser	Farvahar Partners(2) 1789 Capital(3)	Investing Investing	Partner Partner
Jordan Cohen	Farvahar Partners(2) 1789 Capital(3)	Investing Investing	Partner Partner and Chief Operating Officer
Chris Buskirk	1789 Capital(3) Atlas Capital Partners(4)	Investing Investing	Chief Investment Officer Managing Director
Omeed Malik	Farvahar Partners(2) 1789 Capital(3) Fannie Mae	Investing Investing Mortgage Lender	Principal President Board Member
Donald J. Trump, Jr.	1789 Capital The Trump Organization PSQ Holdings, Inc. GrabAGun Trump Media & Technology Group Corp.	Investing Real Estate/Media Internet Marketplace Firearms Marketplace Media and Technology	Partner Officer Board Member Board Member Board Member
Candice Willoughby	Science & Technology Partners	Hedge fund	Director
	BeaconLight Capital	Hedge fund	Consultant
Chamath Palihapitiya	American Exceptionalism Acquisition Corp. A	SPAC	Chairman of the Board
	Social Capital(5)	Investing	Managing Partner
	Mast Reforestation	Forestry	Board Member
	Hustle	Technology	Board Member
	LotusFlare	Technology	Board Member
	Saildrone	Maritime Company	Board Member
Individual(1)	Entity	Entity’s Business	Affiliation
	Mitra Chem	Battery Manufacturer	Board Member
	Early is Good, Inc.	Healthcare Technology	Board Member
	Palmetto	Energy	Board Member
	Beast Industries Co.	Media Company	Board Member
	Harvesting Farmer Network	Agriculture	Board Member
	Icebox Energy	Data Center Cooling	Board Member
	Forge (4RG)	Advisory Firm	Board Member
Paul T. Abrahimzadeh	Farvahar Partners(2) 1789 Capital(3)	Investing Investing	Partner Partner
Laura Ingraham	None	None	None

____________

(1)      Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations. Each individual listed has a fiduciary duty with respect to each of the listed entities.

(2)      Such person may also be an officer or a director of portfolio companies of Farvahar Partners and its affiliates, and may be obligated to show acquisitions to such companies before we may pursue such acquisitions.

(3)      Such person may also be an officer or a director of portfolio companies of 1789 Capital and its affiliates, and may be obligated to show acquisitions to such companies before we may pursue such acquisitions.

(4)      Such person may also be an officer or a director of portfolio companies of Atlas Capital Partners and its affiliates, and may be obligated to show acquisitions to such companies before we may pursue such acquisitions.

(5)      Includes Social Capital Group LLC and certain of its funds and other affiliates including affiliated portfolio companies.

Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she will honor these obligations and duties to present such business combination opportunity to such entities first, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described in “Proposed Business — Sourcing of Potential Business Combination Targets”). These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us.

We do not believe, however, that the fiduciary, contractual or other obligations or duties of our officers or directors will materially affect our ability to complete our initial business combination.

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors.

In addition, our sponsor or any of its affiliates, or any of their respective clients, may make additional investments in the company in connection with the initial business combination, although our sponsor and its affiliates have no obligation or current intention to do so. If our sponsor or any of its affiliates elects to make additional investments, such proposed investments could influence our sponsor’s motivation to complete an initial business combination.

Furthermore, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Our officers and directors have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies. As a result, our officers and directors may pursue business combinations for blank check companies that they have sponsored in any order, which could result in more recent blank check companies completing business combinations prior to their blank check companies that were launched earlier. There are no contractual obligations governing the allocation of opportunities among the various blank check companies. Any determination as to which blank check company will pursue a particular acquisition target will be made based on the circumstances of the particular situation, including but not limited to the relative sizes of the blank check companies compared to the sizes of the targets, the need or desire for additional financings and the relevant experience of our officers and directors involved with a particular blank check company. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. Any such potential conflicts could materially affect our ability to complete our initial business combination. Because there are numerous

In the event that we submit our initial business combination to our public shareholders for a vote, our initial shareholders, officers and directors have agreed to vote any founder shares, private placement shares and any public shares held by them in favor of our initial business combination, and our officers and directors have also agreed to vote public shares purchased by them (if any) during or after this offering in favor of our initial business combination.

Conflict of Interest, Description [Text Block]	Our sponsor, officers and directors have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to any founder shares or private placement shares held by them if we fail to consummate our initial business combination within the completion window. However, if our initial shareholders or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement shares and private placement warrants will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our initial shareholders until the earlier of: (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions. The Sponsor may, on or before the closing of our initial business combination, distribute some or all of the founder shares held by it and such distributed shares may be released from lock-up restrictions in connection with applicable stock exchange listing requirements. With certain limited exceptions, the private placement units and the private placement warrants (and the shares underlying such warrants) will not be transferable, assignable or salable by our sponsor until immediately after the completion of our initial business combination. Since our sponsor, officers and directors will directly or indirectly own ordinary shares and private placement units following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $1,525,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.003 per share) and the $1,500,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.